Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Stock options issued, shares		1,246	1,591
Cash dividends declared per share	$ 0.84	$ 0.78	$ 0.76